Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

8.   Property and Equipment

Components of property and equipment consist of the following:

	December 31,
	2021	2020
Land	$7,545	$342
Furniture and fixtures	3,116	2,732
Machinery, field, and laboratory equipment	72,283	7,393
Computer equipment	2,041	1,288
Vehicles	2,660	1,288
Buildings and building improvements	36,732	25,259
Construction in progress	18,158	1,355
	142,535	39,657
Less accumulated depreciation	(15,650)	(8,033)
Property and equipment, net	$126,885	$31,624

Depreciation expense was $7,722, $4,617 and $2,949 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company capitalized $1,320, $215 and $0 of interest costs during the years ended December 31, 2021, 2020 and 2019, respectively.